Significant Accounting Policies (Details) - Schedule of property plant and equipment, useful life span of the assets	12 Months Ended
Dec. 31, 2021
Machinery and equipment [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of property plant and equipment, useful life span of the assets [Line Items]
Depreciation rates useful life span of assets	7.00%
Machinery and equipment [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of property plant and equipment, useful life span of the assets [Line Items]
Depreciation rates useful life span of assets	25.00%
Computers [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of property plant and equipment, useful life span of the assets [Line Items]
Depreciation rates useful life span of assets	20.00%
Computers [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of property plant and equipment, useful life span of the assets [Line Items]
Depreciation rates useful life span of assets	33.00%
Office furniture and equipment [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of property plant and equipment, useful life span of the assets [Line Items]
Depreciation rates useful life span of assets	7.00%
Office furniture and equipment [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of property plant and equipment, useful life span of the assets [Line Items]
Depreciation rates useful life span of assets	15.00%
Leasehold Improvements [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of property plant and equipment, useful life span of the assets [Line Items]
Depreciation rates useful life span of assets	7.00%
Leasehold Improvements [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of property plant and equipment, useful life span of the assets [Line Items]
Depreciation rates useful life span of assets	34.00%
Printers leased to customers [Member]
Significant Accounting Policies (Details) - Schedule of property plant and equipment, useful life span of the assets [Line Items]
Depreciation rates useful life span of assets	25.00%
Buildings [Member]
Significant Accounting Policies (Details) - Schedule of property plant and equipment, useful life span of the assets [Line Items]
Depreciation rates useful life span of assets	3.50%